ACQUISITIONS AND DISPOSITIONS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Akzo Nobel N.V.	Jan. 31, 2013 Quimiproductos S.A. de C.V.	Dec. 31, 2012 Quimiproductos S.A. de C.V.	Dec. 31, 2012 Master Chemicals	Dec. 31, 2011 Esoform SpA	Dec. 31, 2011 InsetCenter	Dec. 31, 2011 Econ Industria e Comercio de Produtos de Higiene e Limpeza Ltda	Sep. 30, 2012 Cleantec	Jun. 30, 2012 Cleantec	Dec. 31, 2010 Cleantec	Dec. 31, 2010 Cleantec Global Industrial	Mar. 31, 2011 O.R. Solutions, Inc.	Mar. 31, 2013 O.R. Solutions, Inc.	Sep. 30, 2012 O.R. Solutions, Inc.	Dec. 31, 2011 O.R. Solutions, Inc.	Dec. 31, 2010 O.R. Solutions, Inc. Global Institutional
Acquisitions and Dispositions
Estimated annual sales pre-acquisition				$ 23		$ 43	$ 29	$ 12	$ 6	$ 9				$ 55					$ 55
Portion of purchase price transferred in an escrow fund for indemnification purchases related to general representations and warranties					8
Components of the aggregate purchase prices of the completed acquisitions
Net tangible assets acquired (liabilities assumed)	(2.8)	(1.0)	58.6
Identifiable intangible assets
Customer relationships	58.8	8.4	145.5
Patents	1.4	2.8	0.3
Trademarks		0.5	11.2
Other technology	1.0	0.3	8.4
Total intangible assets	61.2	12.0	165.4
Goodwill	41.7	23.3	94.3
Total aggregate purchase price	100.1	34.3	318.3										43.0		260.0
Contingent consideration	11.3	(2.6)	(5.0)
Liability for indemnification	2.4	16.0	(28.1)									2.0						26.0
Net cash paid for acquisitions	113.8	47.7	285.2
Payment of the escrow balance to the seller											$ 2					$ 13	$ 13
Weighted average useful lives of identifiable intangible assets acquired	13 years	13 years	13 years